Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance income
Investment income	$ 48	$ 33
Total finance income	48	33
Finance expense
Debt interest	276	338
Interest on advances from SMM/SC	41	0
Interest on lease liabilities (Note 20(c))	39	24
Letters of credit and standby fees	51	65
Net interest expense on retirement benefit plans	7	6
Other	15	11
Finance expense gross	541	545
Less capitalized borrowing costs (Note 16(b))	(275)	(293)
Total finance expense	266	252
Provision for decommissioning, restoration and rehabilitation costs
Finance expense
Accretion on decommissioning and restoration provisions (Note 23(a))	$ 112	$ 101